Fair Value Of Financial Instruments (Schedule Of Carrying Amounts And Estimated Fair Values Of Financial Instruments) (Details) (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 121,070	$ 65,217	$ 41,154	$ 87,138
Available-for-sale ("AFS")	1,486,439	1,060,366
Held-to-maturity ("HTM")	2,370,117	1,880,154
Loans receivable, net	5,149,734	5,168,202
BOLI	56,534	54,710
Capital stock of FHLB	126,877	120,866
Deposits	4,495,173	4,386,310
FHLB Advances Amount	2,379,462	2,348,371
Other borrowings, Amount	515,000	668,609
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	121,070	65,217
Available-for-sale ("AFS")	1,486,439	1,060,366
Held-to-maturity ("HTM")	2,370,117	1,880,154
Loans receivable, net	5,149,734	5,168,202
BOLI	56,534	54,710
Capital stock of FHLB	126,877	120,866
Deposits	4,495,173	4,386,310
FHLB Advances Amount	2,379,462	2,348,371
Other borrowings, Amount	515,000	668,609
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	121,070	65,217
Available-for-sale ("AFS")	1,486,439	1,060,366
Held-to-maturity ("HTM")	2,434,392	1,913,454
Loans receivable, net	5,475,150	5,392,550
BOLI	56,534	54,710
Capital stock of FHLB	126,877	120,866
Deposits	4,553,516	4,459,052
FHLB Advances Amount	2,569,958	2,557,064
Other borrowings, Amount	$ 545,096	$ 701,099